Investments in Subsidiaries - Details of Significant Subsidiaries of the Group (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Guangxi Yuchai Machinery Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	People's Republic of China
Place of business	People's Republic of China
Group's effective equity interest	76.40%	76.40%
Guangxi Yuchai Machinery Monopoly Development Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	People's Republic of China
Place of business	People's Republic of China
Group's effective equity interest	54.90%	54.90%
Guangxi Yuchai Accessories Manufacturing Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	People's Republic of China
Place of business	People's Republic of China
Group's effective equity interest	76.40%	76.40%
Guangxi Yuchai Equipment Mould Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	People's Republic of China
Place of business	People's Republic of China
Group's effective equity interest	76.40%	76.40%
Guangxi Yulin Hotel Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	People's Republic of China
Place of business	People's Republic of China
Group's effective equity interest	76.40%	76.40%
Jining Yuchai Engine Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	People's Republic of China
Place of business	People's Republic of China
Group's effective equity interest	76.40%
Yuchai Remanufacturing Services Suzhou Co Ltd [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	People's Republic of China
Place of business	People's Republic of China
Group's effective equity interest	76.40%	76.40%
HL Global Enterprises Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Singapore
Place of business	Singapore
Group's effective equity interest	50.20%	50.20%